PROVISIONS (NON-CURRENT) (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
PROVISIONS (NON-CURRENT) [Abstract]
Mine rehabilitation	[1]	$ 1,313	$ 0
Total provisions	[1]	$ 1,313	$ 0

[1]	The Group commenced construction of the Poplar Grove Mine during fiscal 2018, which has resulted in the creation of a rehabilitation obligation. The Group will assess its mine rehabilitation provision as development activities progress, and subsequently on at least an annual basis, or where evidence exists that the provision should be reviewed. Significant judgement is required in determining the provision for mine rehabilitation and closure as there are many factors that will affect the ultimate liability payable to rehabilitate the mine site, including future disturbances caused by further development, changes in technology, changes in regulations, price increases, changes in timing of cash flows which are based on life of mine plans and changes in discount rates. When these factors change or become known in the future, such differences will impact the mine rehabilitation provision in the period in which the change becomes known. Accretion of the provision will commence when development has been completed.